BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Details Textual) (Customer B [Member])	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Customer B [Member]
Entity Wide Information Percentage Revenue Contribution Top Ten Customers By Revenue Contribution	83.00%	82.00%